Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Non-current assets
Goodwill	€ 1,512,270	€ 1,554,621
Intangible assets (other than goodwill)	1,577,248	1,639,393
Property, plant and equipment	357,496	318,843
Right-of-use assets	179,762	171,334
Deferred tax assets	11,556	117
Other assets	28,425	37,351
Total non-current assets	3,666,757	3,721,659
Current assets
Inventories	704,417	624,807
Trade and other receivables	160,245	114,302
Current tax assets	6,544	11,263
Other current assets	75,090	57,065
Cash and cash equivalents	329,067	355,843
Total current assets	1,275,363	1,163,280
Total assets	4,942,120	4,884,939
Shareholders' equity
Share premium	1,992,302	2,168,495
Other capital reserve	68,920	68,920
Retained earnings	765,905	417,578
Accumulated other comprehensive loss	(104,401)	(29,974)
Total shareholders' equity	2,722,726	2,625,019
Non-current liabilities
Loans and borrowings	1,128,010	1,169,965
Tax receivable agreement liability	302,400	344,590
Lease liabilities	149,338	143,199
Provisions	4,413	4,867
Deferred tax liabilities	163,429	131,003
Deferred income	13,657	13,737
Other liabilities	4,477	4,666
Total non-current liabilities	1,765,724	1,812,027
Current liabilities
Loans and borrowings	17,133	24,670
Tax receivable agreement liability	54,364	15,300
Lease liabilities	43,581	40,874
Trade and other payables	136,003	136,280
Accrued liabilities	32,222	29,411
Other financial liabilities	4,202	3,971
Provisions	36,338	31,164
Contract liabilities	6,195	7,999
Current tax liabilities	106,958	144,730
Other current liabilities	16,674	13,494
Total current liabilities	453,670	447,893
Total liabilities	2,219,394	2,259,920
Total shareholders' equity and liabilities	€ 4,942,120	€ 4,884,939